FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Investment securities	$ 2,852,084	$ 2,779,255
Derivatives	112,607	29,189
Liabilities
Derivatives	112,616	29,188
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Investment securities	100	97
Derivatives		0
Total	100	97
Liabilities
Derivatives		0
Total	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Investment securities	2,842,794	2,764,443
Derivatives		29,543
Total	2,955,524	2,793,986
Liabilities
Derivatives		29,336
Total	112,922
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Investment securities	9,190	14,715
Derivatives		0
Total	9,190	14,715
Liabilities
Derivatives		0
Total	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Investment securities	2,852,084	2,779,255
Derivatives		29,543
Total	2,964,814	2,808,798
Liabilities
Derivatives		$ 29,336
Total	112,922
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	73,558
Liabilities
Derivatives	73,750
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Derivatives	73,558
Liabilities
Derivatives	73,750
Foreign Exchange [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0
Foreign Exchange [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	39,172
Liabilities
Derivatives	39,172
Foreign Exchange [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0
Foreign Exchange [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Derivatives	39,172
Liabilities
Derivatives	$ 39,172